Document And Entity Information	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	Repare Therapeutics Inc.
Entity Central Index Key	0001808158
Entity Emerging Growth Company	true
Entity File Number	001-39335
Entity Incorporation, State or Country Code	A8
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7210 Frederick-Banting, Suite 100
Entity Address, City or Town	St-Laurent
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4S 2A1
City Area Code	857
Local Phone Number	412-7018
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	RPTX
Security Exchange Name	NASDAQ